FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value and Estimated Fair Value of the Company's Financial Instruments
The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2017 and 2016 are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2017 Fair Value	2017 Carrying Value	2016 Fair Value	2016 Carrying Value
Cash and Cash Equivalents	1	31,506	31,506	2,953	2,953
Credit Facility	2	(137,000)	(137,000)	(137,000)	(137,000)